Financial Instruments and Fair Value Measurements - Schedule of Reconciliation of Preferred Stock Warrant Measured at Fair Value Using Level 3 Inputs (Detail) - Series F Preferred Stock Warrant - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of beginning of the year	$ 1,403	$ 634	$ 460
Change in fair value	20,470	769	174
Conversion to common stock warrant	$ (21,873)
Balance as of end of the year		$ 1,403	$ 634